Average Annual Total Returns (Invesco V.I. International Growth Fund)	12 Months Ended
May 02, 2011
MSCI EAFE Index
Average Annual Total Returns
Label	MSCI EAFE® Index
1 Year	7.75%
5 Years	2.46%
10 Years	3.50%
MSCI EAFE Growth Index
Average Annual Total Returns
Label	MSCI EAFE® Growth Index
1 Year	12.25%
5 Years	3.46%
10 Years	2.69%
Lipper VUF International Growth Funds Index
Average Annual Total Returns
Label	Lipper VUF International Growth Funds Index
1 Year	14.25%
5 Years	3.98%
10 Years	2.53%
Series II shares, Invesco V.I. International Growth Fund
Average Annual Total Returns
Label	Series II shares: Inception (09/19/01) [1]
Inception Date	Sep. 19, 2001
1 Year	12.61%
5 Years	5.74%
10 Years	4.73%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 5, 1993.